Consolidated Investments (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Real Estate Property [Line Items]
Total Gross Real Estate Investments	$ 315,831,489	$ 148,149,004	$ 147,740,410
Less: Accumulated Depreciation	(7,725,767)	(4,515,937)	(1,150,477)
Totals	308,105,722	143,633,067	146,589,933
Spring House [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	35,361,284	35,271,297
Totals		2,670
Creekside [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments		20,365,046
Totals		717
Enders [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	28,738,510	24,920,818
Berry Hill [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	31,645,668	26,292,948
MDA [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	61,716,786	61,663,941
Village Green Ann Arbor [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	56,592,110
Lansbrook [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	57,544,501
Grove [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	29,224,850
North Park Towers [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	15,007,780
Land [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	42,765,486	27,670,000
Less: Accumulated Depreciation	0	0
Totals	42,765,486	27,670,000
Land [Member] | Spring House [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	6,500,000	6,500,000
Land [Member] | Creekside [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments		1,920,000
Land [Member] | Enders [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	5,453,486	4,750,000
Land [Member] | Berry Hill [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	5,000,000	5,000,000
Land [Member] | MDA [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	9,500,000	9,500,000
Land [Member] | Village Green Ann Arbor [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	4,200,000
Land [Member] | Lansbrook [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	6,912,000
Land [Member] | Grove [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	3,800,000
Land [Member] | North Park Towers [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	1,400,000
Building and Building Improvements [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	260,524,571	120,714,687
Less: Accumulated Depreciation	6,670,129	(4,807,728)
Totals	253,854,442	115,906,959
Building and Building Improvements [Member] | Spring House [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	27,693,513	27,663,473
Building and Building Improvements [Member] | Creekside [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments		17,953,935
Building and Building Improvements [Member] | Enders [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	22,108,049	19,262,413
Building and Building Improvements [Member] | Berry Hill [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	20,738,728	4,286,905
Building and Building Improvements [Member] | MDA [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	51,557,101	51,547,961
Building and Building Improvements [Member] | Village Green Ann Arbor [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	51,290,114
Building and Building Improvements [Member] | Lansbrook [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	49,456,641
Building and Building Improvements [Member] | Grove [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	24,594,797
Building and Building Improvements [Member] | North Park Towers [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	13,085,628
Construction in Progress [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	4,464,449	16,695,988
Less: Accumulated Depreciation	0	0
Totals	4,464,449	16,695,988
Construction in Progress [Member] | Spring House [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	0	0
Construction in Progress [Member] | Creekside [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments		0
Construction in Progress [Member] | Enders [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	0	0
Construction in Progress [Member] | Berry Hill [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	4,377,453	16,695,988
Construction in Progress [Member] | MDA [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	0	0
Construction in Progress [Member] | Village Green Ann Arbor [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	84,723
Construction in Progress [Member] | Lansbrook [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	0
Construction in Progress [Member] | Grove [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	2,273
Construction in Progress [Member] | North Park Towers [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	0
Furniture, Fixtures and Equipment [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	8,076,983	3,433,375
Less: Accumulated Depreciation	1,055,638	(700,977)
Totals	7,021,345	2,732,398
Furniture, Fixtures and Equipment [Member] | Spring House [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	1,167,771	1,107,824
Furniture, Fixtures and Equipment [Member] | Creekside [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments		491,111
Furniture, Fixtures and Equipment [Member] | Enders [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	1,176,975	908,405
Furniture, Fixtures and Equipment [Member] | Berry Hill [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	1,529,487	310,055
Furniture, Fixtures and Equipment [Member] | MDA [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	659,685	615,980
Furniture, Fixtures and Equipment [Member] | Village Green Ann Arbor [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	1,017,273
Furniture, Fixtures and Equipment [Member] | Lansbrook [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	1,175,860
Furniture, Fixtures and Equipment [Member] | Grove [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	827,780
Furniture, Fixtures and Equipment [Member] | North Park Towers [Member]
Real Estate Property [Line Items]
Total Gross Real Estate Investments	$ 522,152